Taxation - Income Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Effect of change on unrecognized tax benefits	$ 7	$ (1)	$ (7)
Effect of unremitted earnings of subsidiaries	0	(2)	(17)
Effect of taxable income in various countries	(2)	7	(16)
Total tax expense/(benefit)	$ 5	$ 4	$ (40)